Shareholders' Equity - Synthetic Share Buyback (Details) € / shares in Units, € in Millions		1 Months Ended												12 Months Ended
	Jan. 31, 2016 shares	Dec. 20, 2016 shares	Nov. 30, 2016 shares	Oct. 31, 2016 shares	Sep. 30, 2016 shares	Aug. 31, 2016 shares	Jul. 31, 2016 shares	Jun. 30, 2016 shares	May 31, 2016 shares	Apr. 30, 2016 shares	Mar. 31, 2016 shares	Feb. 29, 2016 shares	Nov. 30, 2012 EUR (€)	Dec. 31, 2016 shares	Dec. 31, 2015	Jul. 09, 2012 € / shares
Schedule Of Stockholders Equity [Line Items]
Conversion_rate															1.30
Total number of shares purchased | shares	268,537	0	0	0	0	0	166,068	560,410	278,182	1,138,127	1,045,133	1,306,921		4,763,378
Selling price of shares included in the customer co-investment program (in EUR per share) | € / shares																€ 39.91
Net proceeds from shares issued under CCIP | €													€ 3,850